Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Bank Borrowings
Not later than 1 year	$ 31,155,000
Between 1 to 3 years	3,192,000	$ 360,000
Between 3 to 4 years	2,872,000	839,000
Between 4 to 5 years	6,384,000	1,079,000
Later than 5 years	35,741,000	15,826,000
Total	79,344,000	18,104,000
Unutilized bank borrowing facilities	$ 68,069,000	$ 140,289,000